Loans Receivable (Details) - Schedule of loans receivable - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Loans Receivable (Details) - Schedule of loans receivable [Line Items]
Total loans receivable	$ 1,840,000	$ 2,660,668
Borrower A [Member]
Loans Receivable (Details) - Schedule of loans receivable [Line Items]
Total loans receivable		266,767
Borrower B [Member]
Loans Receivable (Details) - Schedule of loans receivable [Line Items]
Total loans receivable		199,893
Borrower C [Member]
Loans Receivable (Details) - Schedule of loans receivable [Line Items]
Total loans receivable		404,008
Borrower D [Member]
Loans Receivable (Details) - Schedule of loans receivable [Line Items]
Total loans receivable	1,590,000	1,590,000
Borrower E [Member]
Loans Receivable (Details) - Schedule of loans receivable [Line Items]
Total loans receivable	$ 250,000	$ 200,000